Segment Reporting - Main Customer (Details) - customer	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of major customers
Number of customers	0		0
Percentage of entity's revenue (as a percent)	10.00%		10.00%
Goods or services recognized at point in time
Disclosure of major customers
Percentage of entity's revenue (as a percent)	97.40%	97.50%	97.20%
Bioscience | Customer
Disclosure of major customers
Number of customers		1
Percentage of entity's revenue (as a percent)		10.38%